Financial Instruments - Summary of 10 Percentage Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ (297,372)	₺ (346,599)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	297,372	346,599
Increase (decrease) in equity due to potential appreciation of foreign currency	(49,455)	(39,278)
Increase (decrease) in equity due to potential depreciation of foreign currency	49,455	43,055
USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	86,904	191,136
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(86,904)	(191,136)
Increase (decrease) in equity due to potential appreciation of foreign currency	(25,335)	(17,218)
Increase (decrease) in equity due to potential depreciation of foreign currency	25,335	20,995
USD | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	86,904	191,136
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(86,904)	(191,136)
USD | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(25,335)	(17,218)
Increase (decrease) in equity due to potential depreciation of foreign currency	25,335	20,995
EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(266,948)	(421,664)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	266,948	421,664
Increase (decrease) in equity due to potential appreciation of foreign currency	(25,720)	(24,020)
Increase (decrease) in equity due to potential depreciation of foreign currency	25,720	24,020
EUR | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(266,948)	(421,664)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	266,948	421,664
EUR | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(25,720)	(24,020)
Increase (decrease) in equity due to potential depreciation of foreign currency	25,720	24,020
CNY
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(117,328)	(116,071)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	117,328	116,071
Increase (decrease) in equity due to potential appreciation of foreign currency	1,600	1,960
Increase (decrease) in equity due to potential depreciation of foreign currency	(1,600)	(1,960)
CNY | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(117,328)	(116,071)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	117,328	116,071
CNY | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	1,600	1,960
Increase (decrease) in equity due to potential depreciation of foreign currency	₺ (1,600)	₺ (1,960)